Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 517,962,471

Total Investments (Cost $517,962,471)	517,962,471
Net Other Assets (Liabilities) - (0.0)% (A)	(185,338)

Net Assets - 100.0%	$ 517,777,133

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 1

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended March 31, 2019, the Fund held a 2.69% ownership interest in the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which accompany this report.

3. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Fund’s financial statements.

Transamerica Funds	Page 1

Schedule of Investments (unaudited) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Aerospace & Defense — 2.6%
Arconic, Inc. (a)	341,858	$6,532,906
Boeing Co.	424,779	162,019,206
General Dynamics Corp.	219,182	37,103,129
Harris Corp.	93,949	15,004,595
Huntington Ingalls Industries, Inc.	33,853	7,014,342
L3 Technologies, Inc.	62,864	12,973,244
Lockheed Martin Corp.	199,387	59,848,002
Northrop Grumman Corp.	137,512	37,073,235
Raytheon Co.	229,127	41,719,444
Textron, Inc.	190,050	9,627,933
TransDigm Group, Inc. (b)	38,640	17,542,173
United Technologies Corp.	656,673	84,638,583

		491,096,792

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	108,947	9,477,299
Expeditors International of Washington, Inc.	138,922	10,544,180
FedEx Corp.	195,566	35,477,628
United Parcel Service, Inc., Class B	560,109	62,586,580

		118,085,687

Airlines — 0.4%
Alaska Air Group, Inc.	97,974	5,498,301
American Airlines Group, Inc.	325,899	10,350,552
Delta Air Lines, Inc.	501,855	25,920,811
Southwest Airlines Co.	404,717	21,008,860
United Continental Holdings, Inc. (b)	181,453	14,476,320

		77,254,844

Auto Components — 0.1%
Aptiv PLC	214,256	17,031,209
BorgWarner, Inc.	166,763	6,405,367

		23,436,576

Automobiles — 0.4%
Ford Motor Co.	3,150,608	27,662,339
General Motors Co.	1,059,331	39,301,180
Harley-Davidson, Inc.	128,117	4,568,652

		71,532,171

Banks — 5.3%
Bank of America Corp.	7,276,804	200,767,022
BB&T Corp.	618,009	28,755,959
Citigroup, Inc.	1,902,801	118,392,278
Citizens Financial Group, Inc.	379,761	12,342,233
Comerica, Inc.	129,051	9,462,019
Fifth Third Bancorp	623,019	15,712,539
First Republic Bank (a)	135,767	13,639,153
Huntington Bancshares, Inc.	848,449	10,758,333
JPMorgan Chase & Co.	2,652,962	268,559,343
KeyCorp	828,871	13,054,718
M&T Bank Corp.	113,242	17,781,259
People’s United Financial, Inc.	288,648	4,745,373

Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc.	367,338	$45,057,69
Regions Financial Corp.	833,745	11,797,492
SunTrust Banks, Inc.	363,538	21,539,627
SVB Financial Group (b)	42,320	9,410,275
U.S. Bancorp	1,220,294	58,805,968
Wells Fargo & Co.	3,315,956	160,226,994
Zions Bancorporation	150,600	6,838,746

		1,027,647,010

Beverages — 1.8%
Brown-Forman Corp., Class B	140,474	7,414,218
Coca-Cola Co.	3,113,523	145,899,688
Constellation Brands, Inc., Class A	132,726	23,270,849
Molson Coors Brewing Co., Class B	149,204	8,900,019
Monster Beverage Corp. (b)	317,720	17,341,157
PepsiCo, Inc.	1,135,224	139,121,701

		341,947,632

Biotechnology — 2.3%
AbbVie, Inc.	1,194,163	96,237,596
Alexion Pharmaceuticals, Inc. (b)	178,717	24,158,964
Amgen, Inc.	503,833	95,718,193
Biogen, Inc. (b)	159,255	37,644,697
Celgene Corp. (b)	568,628	53,644,366
Gilead Sciences, Inc.	1,031,946	67,086,809
Incyte Corp. (b)	140,255	12,063,333
Regeneron Pharmaceuticals, Inc. (b)	63,237	25,966,377
Vertex Pharmaceuticals, Inc. (b)	205,525	37,806,324

		450,326,659

Building Products — 0.3%
Allegion PLC	75,427	6,841,983
AO Smith Corp.	112,161	5,980,425
Fortune Brands Home & Security, Inc.	110,954	5,282,520
Johnson Controls International PLC	740,454	27,352,371
Masco Corp.	243,172	9,559,091

		55,016,390

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	41,062	4,398,151
Ameriprise Financial, Inc.	111,207	14,245,617
Bank of New York Mellon Corp.	711,464	35,879,130
BlackRock, Inc. (e)	97,514	41,674,558
Cboe Global Markets, Inc.	89,139	8,507,426
Charles Schwab Corp.	960,364	41,065,165
CME Group, Inc.	287,587	47,331,068
E*Trade Financial Corp.	202,442	9,399,382
Franklin Resources, Inc.	234,994	7,787,701
Goldman Sachs Group, Inc.	278,911	53,548,123
Intercontinental Exchange, Inc.	456,910	34,789,127
Invesco Ltd.	327,515	6,324,315
Moody’s Corp.	133,286	24,136,762
Morgan Stanley	1,057,880	44,642,536
MSCI, Inc.	68,273	13,575,403
Nasdaq, Inc.	91,261	7,984,425

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 1

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	176,743	$15,979,335
Raymond James Financial, Inc.	102,701	8,258,187
S&P Global, Inc.	201,433	42,411,718
State Street Corp.	304,540	20,041,777
T. Rowe Price Group, Inc.	191,292	19,152,155

		501,132,061

Chemicals — 1.9%
Air Products & Chemicals, Inc.	178,647	34,114,431
Albemarle Corp.	84,262	6,907,799
Celanese Corp.	103,779	10,233,647
CF Industries Holdings, Inc.	183,499	7,501,439
DowDuPont, Inc.	1,825,405	97,312,340
Eastman Chemical Co.	111,653	8,472,230
Ecolab, Inc.	203,223	35,876,988
FMC Corp.	106,998	8,219,586
International Flavors & Fragrances, Inc.	80,433	10,358,966
Linde PLC	446,120	78,485,892
LyondellBasell Industries NV, Class A	246,215	20,701,757
Mosaic Co.	281,703	7,693,309
PPG Industries, Inc.	190,849	21,541,127
Sherwin-Williams Co.	65,732	28,311,430

		375,730,941

Commercial Services & Supplies — 0.4%
Cintas Corp.	69,030	13,951,653
Copart, Inc. (b)	163,712	9,919,310
Republic Services, Inc.	173,346	13,933,552
Rollins, Inc.	113,328	4,716,711
Waste Management, Inc.	312,839	32,507,101

		75,028,327

Communications Equipment — 1.2%
Arista Networks, Inc. (b)	41,379	13,012,040
Cisco Systems, Inc.	3,561,856	192,304,606
F5 Networks, Inc. (a)(b)	48,294	7,578,777
Juniper Networks, Inc.	273,875	7,249,471
Motorola Solutions, Inc.	135,278	18,995,737

		239,140,631

Construction & Engineering — 0.1%
Fluor Corp.	106,594	3,922,659
Jacobs Engineering Group, Inc.	95,037	7,145,832
Quanta Services, Inc.	116,201	4,385,426

		15,453,917

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	49,878	10,034,456
Vulcan Materials Co.	105,823	12,529,443

		22,563,899

Consumer Finance — 0.7%
American Express Co.	560,249	61,235,216

Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	379,045	$30,964,186
Discover Financial Services	269,896	19,205,799
Synchrony Financial	529,981	16,906,394

		128,311,595

Containers & Packaging — 0.3%
Avery Dennison Corp.	67,946	7,677,898
Ball Corp.	272,557	15,770,148
International Paper Co.	326,605	15,112,014
Packaging Corp. of America	74,956	7,449,127
Sealed Air Corp.	123,671	5,696,286
Westrock Co.	201,966	7,745,396

		59,450,869

Distributors — 0.1%
Genuine Parts Co.	117,590	13,173,608
LKQ Corp. (b)	249,504	7,080,923

		20,254,531

Diversified Consumer Services — 0.0%
H&R Block, Inc.	162,767	3,896,642

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (b)	1,573,229	316,045,974
Jefferies Financial Group, Inc.	226,543	4,256,743

		320,302,717

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	5,898,822	184,987,058
CenturyLink, Inc.	783,101	9,389,381
Verizon Communications, Inc.	3,343,489	197,700,505

		392,076,944

Electric Utilities — 2.0%
Alliant Energy Corp.	187,487	8,836,262
American Electric Power Co., Inc.	399,332	33,444,055
Duke Energy Corp.	589,003	53,010,270
Edison International	265,461	16,437,345
Entergy Corp.	153,390	14,668,686
Evergy, Inc.	206,099	11,964,047
Eversource Energy	252,702	17,929,207
Exelon Corp.	785,629	39,383,582
FirstEnergy Corp.	407,762	16,966,977
NextEra Energy, Inc.	387,106	74,835,332
Pinnacle West Capital Corp.	89,581	8,562,152
PPL Corp.	590,949	18,756,721
Southern Co.	837,759	43,295,385
Xcel Energy, Inc.	415,886	23,376,952

		381,466,973

Electrical Equipment — 0.5%
AMETEK, Inc.	183,800	15,249,886
Eaton Corp. PLC	342,944	27,627,569
Emerson Electric Co.	502,231	34,387,756

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 2

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	96,409	$16,915,923

		94,181,134

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	241,168	22,775,906
Corning, Inc.	636,479	21,067,455
FLIR Systems, Inc.	109,710	5,220,002
IPG Photonics Corp. (a)(b)	28,468	4,320,873
Keysight Technologies, Inc. (b)	148,733	12,969,517
TE Connectivity Ltd.	274,384	22,156,508

		88,510,261

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	406,947	11,280,571
Halliburton Co.	703,401	20,609,650
Helmerich & Payne, Inc.	86,463	4,803,884
National Oilwell Varco, Inc.	304,208	8,104,101
Schlumberger Ltd.	1,121,409	48,859,790
TechnipFMC PLC	339,977	7,996,259

		101,654,255

Entertainment — 1.0%
Activision Blizzard, Inc.	611,191	27,827,526
Electronic Arts, Inc. (b)	241,823	24,576,472
Netflix, Inc. (b)	353,573	126,069,989
Take-Two Interactive Software, Inc. (b)	95,019	8,966,943
Viacom, Inc., Class B	280,105	7,862,547

		195,303,477

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	91,322	13,018,864
American Tower Corp.	357,116	70,373,279
Apartment Investment & Management Co., Class A	124,251	6,248,583
AvalonBay Communities, Inc.	111,854	22,452,453
Boston Properties, Inc.	123,806	16,575,147
Crown Castle International Corp.	336,459	43,066,752
Digital Realty Trust, Inc.	169,518	20,172,642
Duke Realty Corp.	282,346	8,634,141
Equinix, Inc.	67,403	30,544,344
Equity Residential	295,786	22,278,602
Essex Property Trust, Inc.	52,630	15,222,701
Extra Space Storage, Inc.	101,159	10,309,114
Federal Realty Investment Trust	58,674	8,088,211
HCP, Inc.	394,067	12,334,297
Host Hotels & Resorts, Inc.	587,833	11,110,044
Iron Mountain, Inc.	227,333	8,061,228
Kimco Realty Corp.	327,508	6,058,898
Macerich Co.	84,574	3,666,283
Mid-America Apartment Communities, Inc.	90,873	9,935,145
Prologis, Inc.	507,413	36,508,365
Public Storage	122,299	26,634,276
Realty Income Corp.	242,553	17,842,199

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	135,215	$9,125,660
SBA Communications Corp. (b)	90,153	17,999,948
Simon Property Group, Inc.	249,048	45,379,036
SL Green Realty Corp.	67,577	6,076,524
UDR, Inc.	218,971	9,954,422
Ventas, Inc.	291,737	18,615,738
Vornado Realty Trust	137,769	9,291,141
Welltower, Inc.	312,802	24,273,435
Weyerhaeuser Co.	603,955	15,908,175

		575,759,647

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	356,372	86,291,916
Kroger Co.	651,913	16,037,060
Sysco Corp.	381,802	25,489,101
Walgreens Boots Alliance, Inc.	648,136	41,007,565
Walmart, Inc.	1,151,654	112,320,815

		281,146,457

Food Products — 1.1%
Archer-Daniels-Midland Co.	458,597	19,779,289
Campbell Soup Co.	153,093	5,837,436
Conagra Brands, Inc.	385,346	10,689,498
General Mills, Inc.	475,265	24,594,964
Hershey Co.	112,215	12,885,648
Hormel Foods Corp.	216,638	9,696,717
J.M. Smucker Co.	90,226	10,511,329
Kellogg Co.	209,079	11,996,953
Kraft Heinz Co.	504,334	16,466,505
Lamb Weston Holdings, Inc.	121,446	9,101,163
McCormick & Co., Inc.	100,395	15,122,499
Mondelez International, Inc., Class A	1,170,062	58,409,495
Tyson Foods, Inc., Class A	235,729	16,366,665

		221,458,161

Gas Utilities — 0.1%
Atmos Energy Corp.	94,012	9,676,655

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,421,819	113,660,211
ABIOMED, Inc. (b)	35,778	10,217,839
Align Technology, Inc. (b)	57,624	16,384,232
Baxter International, Inc.	385,798	31,369,235
Becton Dickinson & Co.	217,832	54,399,185
Boston Scientific Corp. (b)	1,112,869	42,711,912
Cooper Cos., Inc.	39,378	11,662,582
Danaher Corp.	508,284	67,103,654
DENTSPLY SIRONA, Inc.	177,298	8,792,208
Edwards Lifesciences Corp. (b)	167,169	31,984,445
Hologic, Inc. (a)(b)	214,270	10,370,668
IDEXX Laboratories, Inc. (b)	71,317	15,946,481
Intuitive Surgical, Inc. (b)	92,206	52,610,900
Medtronic PLC	1,085,013	98,822,984
ResMed, Inc.	117,913	12,259,415

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 3

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	249,791	$49,338,718
Teleflex, Inc.	37,401	11,301,086
Varian Medical Systems, Inc. (a)(b)	72,395	10,259,819
Zimmer Biomet Holdings, Inc.	167,668	21,411,204

		670,606,778

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	124,565	9,905,409
Anthem, Inc.	208,047	59,705,328
Cardinal Health, Inc.	238,006	11,459,989
Centene Corp. (b)	334,238	17,748,038
Cigna Corp. (b)	306,786	49,337,325
CVS Health Corp.	1,049,266	56,586,915
DaVita, Inc. (a)(b)	100,411	5,451,313
HCA Healthcare, Inc.	215,419	28,086,329
Henry Schein, Inc. (b)	121,008	7,273,791
Humana, Inc.	110,948	29,512,168
Laboratory Corp. of America Holdings (b)	80,802	12,361,090
McKesson Corp.	157,150	18,395,979
Quest Diagnostics, Inc.	108,467	9,753,353
UnitedHealth Group, Inc.	776,432	191,980,576
Universal Health Services, Inc., Class B	67,589	9,041,381
WellCare Health Plans, Inc. (b)	39,702	10,709,614

		527,308,598

Health Care Technology — 0.1%
Cerner Corp. (b)	262,397	15,011,732

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	318,693	16,164,109
Chipotle Mexican Grill, Inc. (b)	19,446	13,812,688
Darden Restaurants, Inc.	98,007	11,904,910
Hilton Worldwide Holdings, Inc.	237,137	19,708,456
Marriott International, Inc., Class A	230,943	28,888,660
McDonald’s Corp.	619,799	117,699,830
MGM Resorts International	417,840	10,721,775
Norwegian Cruise Line Holdings Ltd. (b)	174,241	9,576,285
Royal Caribbean Cruises Ltd.	140,499	16,103,996
Starbucks Corp.	1,006,889	74,852,128
Wynn Resorts Ltd.	78,376	9,351,824
Yum! Brands, Inc.	248,078	24,760,665

		353,545,326

Household Durables — 0.3%
D.R. Horton, Inc.	272,286	11,267,195
Garmin Ltd.	97,192	8,392,529
Leggett & Platt, Inc.	104,824	4,425,669
Lennar Corp., Class A	233,087	11,442,241
Mohawk Industries, Inc. (b)	50,377	6,355,058
Newell Brands, Inc.	337,002	5,169,611
PulteGroup, Inc.	204,600	5,720,616

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	50,020	$6,647,158

		59,420,077

Household Products — 1.7%
Church & Dwight Co., Inc.	203,326	14,482,911
Clorox Co.	104,561	16,777,858
Colgate-Palmolive Co.	696,869	47,763,401
Kimberly-Clark Corp.	276,175	34,218,083
Procter & Gamble Co.	2,023,286	210,522,908

		323,765,161

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	525,092	9,493,664
NRG Energy, Inc.	233,163	9,904,764

		19,398,428

Industrial Conglomerates — 1.5%
3M Co.	465,946	96,814,260
General Electric Co.	7,046,763	70,397,162
Honeywell International, Inc.	590,304	93,811,112
Roper Technologies, Inc.	84,684	28,959,387

		289,981,921

Insurance — 2.3%
Aflac, Inc.	607,056	30,352,800
Allstate Corp.	268,827	25,318,127
American International Group, Inc.	711,080	30,619,105
Aon PLC	192,517	32,862,652
Arthur J Gallagher & Co.	152,665	11,923,137
Assurant, Inc.	39,718	3,769,635
Brighthouse Financial, Inc. (b)	89,617	3,252,201
Chubb Ltd.	370,140	51,849,211
Cincinnati Financial Corp.	120,003	10,308,258
Everest Re Group Ltd.	33,888	7,318,452
Hartford Financial Services Group, Inc.	296,680	14,750,930
Lincoln National Corp.	171,057	10,041,046
Loews Corp.	219,232	10,507,790
Marsh & McLennan Cos., Inc.	408,945	38,399,935
MetLife, Inc.	774,859	32,985,748
Principal Financial Group, Inc.	209,736	10,526,650
Progressive Corp.	472,866	34,088,910
Prudential Financial, Inc.	330,966	30,409,156
Torchmark Corp.	79,754	6,535,840
Travelers Cos., Inc.	212,009	29,079,154
Unum Group	173,973	5,885,507
Willis Towers Watson PLC	103,465	18,173,627

		448,957,871

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A (b)	242,512	285,409,948
Alphabet, Inc., Class C (b)	248,888	292,022,779
Facebook, Inc., Class A (b)	1,931,363	321,938,898

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 4

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Interactive Media & Services (continued)
Twitter, Inc. (b)	589,353	$19,377,927

		918,749,552

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. (b)	333,780	594,378,735
Booking Holdings, Inc. (b)	36,439	63,582,775
eBay, Inc.	696,507	25,868,270
Expedia Group, Inc.	94,123	11,200,637
TripAdvisor, Inc. (b)	79,971	4,114,508

		699,144,925

IT Services — 5.1%
Accenture PLC, Class A	516,227	90,866,277
Akamai Technologies, Inc. (b)	130,397	9,350,769
Alliance Data Systems Corp.	37,366	6,538,303
Automatic Data Processing, Inc.	352,549	56,316,177
Broadridge Financial Solutions, Inc.	92,811	9,623,573
Cognizant Technology Solutions Corp., Class A	466,019	33,763,077
DXC Technology Co.	216,979	13,953,920
Fidelity National Information Services, Inc.	262,682	29,709,334
Fiserv, Inc. (a)(b)	319,497	28,205,195
FleetCor Technologies, Inc. (b)	69,531	17,145,649
Gartner, Inc. (b)	72,178	10,947,959
Global Payments, Inc.	127,143	17,357,562
International Business Machines Corp.	720,957	101,727,033
Jack Henry & Associates, Inc.	61,172	8,487,003
Mastercard, Inc., Class A	730,851	172,078,868
Paychex, Inc.	262,944	21,088,109
PayPal Holdings, Inc. (b)	948,699	98,512,904
Total System Services, Inc.	131,678	12,510,727
VeriSign, Inc. (b)	84,715	15,380,855
Visa, Inc., Class A	1,417,313	221,370,117
Western Union Co.	346,907	6,407,372

		981,340,783

Leisure Products — 0.1%
Hasbro, Inc.	92,868	7,895,637
Mattel, Inc. (b)	265,484	3,451,292

		11,346,929

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	260,809	20,963,827
Illumina, Inc. (b)	118,068	36,682,547
IQVIA Holdings, Inc. (b)	126,454	18,190,408
Mettler-Toledo International, Inc. (b)	19,980	14,445,540
PerkinElmer, Inc.	88,109	8,490,183
Thermo Fisher Scientific, Inc.	326,141	89,271,315
Waters Corp. (b)	57,936	14,583,071

		202,626,891

Machinery — 1.6%
Caterpillar, Inc.	466,072	63,148,095

Security	Shares	Value
Machinery (continued)
Cummins, Inc.	118,571	$18,718,804
Deere & Co.	258,699	41,350,448
Dover Corp.	116,678	10,944,397
Flowserve Corp.	100,523	4,537,608
Fortive Corp. (a)	235,008	19,714,821
Illinois Tool Works, Inc.	246,589	35,392,919
Ingersoll-Rand PLC	196,186	21,178,279
PACCAR, Inc.	280,904	19,140,799
Parker-Hannifin Corp.	106,186	18,223,641
Pentair PLC	123,808	5,510,694
Snap-on, Inc.	44,395	6,948,705
Stanley Black & Decker, Inc.	120,680	16,432,996
Wabtec Corp. (a)	107,451	7,921,288
Xylem, Inc.	142,778	11,285,173

		300,448,667

Media — 2.2%
CBS Corp., Class B	281,293	13,369,856
Charter Communications, Inc., Class A (a)(b)	140,387	48,701,654
Comcast Corp., Class A	3,656,329	146,180,033
Discovery, Inc., Class A (a)(b)	127,330	3,440,457
Discovery, Inc., Class C (b)	283,312	7,201,791
DISH Network Corp., Class A (b)	182,512	5,783,805
Fox Corp., Class A (b)	281,186	10,322,338
Fox Corp., Class B (b)	133,124	4,776,489
Interpublic Group of Cos., Inc.	305,107	6,410,298
News Corp., Class A	295,564	3,676,816
News Corp., Class B	95,128	1,188,149
Omnicom Group, Inc.	185,440	13,535,266
Walt Disney Co.	1,417,784	157,416,558

		422,003,510

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,197,969	15,441,820
Newmont Mining Corp.	421,580	15,079,917
Nucor Corp.	251,026	14,647,367

		45,169,104

Multi-Utilities — 1.1%
Ameren Corp.	201,176	14,796,495
CenterPoint Energy, Inc.	398,539	12,235,147
CMS Energy Corp.	234,825	13,042,180
Consolidated Edison, Inc.	260,110	22,059,929
Dominion Energy, Inc.	647,032	49,601,473
DTE Energy Co.	145,317	18,126,843
NiSource, Inc.	288,178	8,259,181
Public Service Enterprise Group, Inc.	411,377	24,439,908
Sempra Energy	221,759	27,910,588
WEC Energy Group, Inc.	258,937	20,476,738

		210,948,482

Multiline Retail — 0.5%
Dollar General Corp.	211,870	25,276,091

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 5

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail (continued)
Dollar Tree, Inc. (b)	195,034	$20,486,372
Kohl’s Corp.	132,816	9,133,756
Macy’s, Inc.	244,606	5,877,882
Nordstrom, Inc.	88,174	3,913,162
Target Corp.	421,683	33,844,278

		98,531,541

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	404,562	18,399,480
Apache Corp.	301,654	10,455,328
Cabot Oil & Gas Corp.	341,434	8,911,427
Chevron Corp.	1,536,739	189,295,510
Cimarex Energy Co.	82,191	5,745,151
Concho Resources, Inc.	159,993	17,752,823
ConocoPhillips	917,741	61,250,034
Devon Energy Corp.	355,093	11,206,735
Diamondback Energy, Inc.	122,942	12,482,301
EOG Resources, Inc.	466,966	44,445,824
Exxon Mobil Corp.	3,427,282	276,924,386
Hess Corp.	205,977	12,405,995
HollyFrontier Corp.	124,536	6,135,889
Kinder Morgan, Inc.	1,576,469	31,545,145
Marathon Oil Corp.	662,202	11,065,395
Marathon Petroleum Corp.	545,527	32,649,791
Noble Energy, Inc.	382,556	9,460,610
Occidental Petroleum Corp.	607,190	40,195,978
ONEOK, Inc.	337,239	23,552,772
Phillips 66	340,509	32,406,241
Pioneer Natural Resources Co.	136,351	20,763,530
Valero Energy Corp.	339,794	28,824,725
Williams Cos., Inc.	979,943	28,143,963

		934,019,033

Personal Products — 0.2%
Coty, Inc., Class A (a)	348,716	4,010,234
Estee Lauder Cos., Inc., Class A	175,339	29,027,371

		33,037,605

Pharmaceuticals — 4.8%
Allergan PLC	255,707	37,438,062
Bristol-Myers Squibb Co.	1,322,166	63,080,540
Eli Lilly & Co.	699,241	90,733,512
Johnson & Johnson	2,157,685	301,622,786
Merck & Co., Inc.	2,091,283	173,932,007
Mylan NV (b)	428,272	12,137,229
Nektar Therapeutics (a)(b)	137,507	4,620,235
Perrigo Co. PLC	99,598	4,796,640
Pfizer, Inc.	4,493,328	190,831,640
Zoetis, Inc.	385,296	38,787,748

		917,980,399

Professional Services — 0.3%
Equifax, Inc.	95,836	11,356,566

Security	Shares	Value
Professional Services (continued)
IHS Markit Ltd. (b)	296,698	$16,134,437
Nielsen Holdings PLC	282,363	6,683,532
Robert Half International, Inc.	95,017	6,191,308
Verisk Analytics, Inc.	132,310	17,597,230

		57,963,073

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	251,416	12,432,521

Road & Rail — 1.0%
CSX Corp.	626,953	46,908,623
JB Hunt Transport Services, Inc.	69,115	7,000,658
Kansas City Southern	80,675	9,356,687
Norfolk Southern Corp.	216,599	40,480,187
Union Pacific Corp.	585,649	97,920,513

		201,666,668

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. (b)	699,298	17,846,085
Analog Devices, Inc.	300,091	31,590,580
Applied Materials, Inc.	768,929	30,495,724
Broadcom, Inc.	320,419	96,353,197
Intel Corp.	3,642,626	195,609,016
KLA-Tencor Corp.	133,643	15,958,311
Lam Research Corp.	124,469	22,281,196
Maxim Integrated Products, Inc.	221,402	11,771,944
Microchip Technology, Inc.	188,359	15,626,263
Micron Technology, Inc. (b)	899,414	37,172,781
NVIDIA Corp.	491,300	88,217,828
Qorvo, Inc. (b)	99,482	7,135,844
QUALCOMM, Inc.	975,550	55,635,616
Skyworks Solutions, Inc.	141,213	11,647,248
Texas Instruments, Inc.	759,873	80,599,729
Xilinx, Inc.	205,839	26,098,327

		744,039,689

Software — 6.4%
Adobe, Inc. (b)	393,502	104,864,348
ANSYS, Inc. (b)	66,528	12,155,331
Autodesk, Inc. (b)	175,832	27,398,142
Cadence Design Systems, Inc. (b)	224,041	14,228,844
Citrix Systems, Inc.	102,013	10,166,616
Fortinet, Inc. (b)	115,150	9,669,145
Intuit, Inc.	209,052	54,648,283
Microsoft Corp.	6,211,837	732,624,056
Oracle Corp.	2,061,362	110,715,753
Red Hat, Inc. (b)	143,097	26,143,822
salesforce.com, Inc. (b)	617,446	97,784,923
Symantec Corp.	506,961	11,655,033

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 6

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Synopsys, Inc. (b)	118,824	$13,682,584

		1,225,736,880

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	58,023	9,894,662
AutoZone, Inc. (b)	20,211	20,698,489
Best Buy Co., Inc.	186,826	13,275,856
CarMax, Inc. (a)(b)	139,174	9,714,345
Foot Locker, Inc.	90,561	5,487,997
Gap, Inc.	168,153	4,402,246
Home Depot, Inc.	913,804	175,349,850
L Brands, Inc.	179,580	4,952,816
Lowe’s Cos., Inc.	647,594	70,892,115
O’Reilly Automotive, Inc. (b)	63,407	24,620,938
Ross Stores, Inc.	300,143	27,943,313
Tiffany & Co.	86,414	9,120,998
TJX Cos., Inc.	999,091	53,161,632
Tractor Supply Co.	97,245	9,506,671
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45,071	15,717,610

		454,739,538

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	3,625,011	688,570,839
Hewlett Packard Enterprise Co.	1,115,249	17,208,292
HP, Inc.	1,240,636	24,105,558
NetApp, Inc.	200,968	13,935,121
Seagate Technology PLC	206,875	9,907,244
Western Digital Corp.	230,118	11,059,471
Xerox Corp.	170,445	5,450,831

		770,237,356

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. (b)	115,668	5,291,811
Hanesbrands, Inc.	286,625	5,124,855
NIKE, Inc., Class B	1,018,368	85,756,769
PVH Corp.	60,782	7,412,365
Ralph Lauren Corp.	42,619	5,526,832

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	230,910	$7,502,266
Under Armour, Inc., Class A (b)	144,596	3,056,760
Under Armour, Inc., Class C (b)	157,544	2,972,855
VF Corp.	263,498	22,900,611

		145,545,124

Tobacco — 1.0%
Altria Group, Inc.	1,514,164	86,958,439
Philip Morris International, Inc.	1,259,414	111,319,603

		198,278,042

Trading Companies & Distributors — 0.2%
Fastenal Co.	228,741	14,710,334
United Rentals, Inc. (b)	64,479	7,366,726
W.W. Grainger, Inc.	36,250	10,908,712

		32,985,772

Water Utilities — 0.1%
American Water Works Co., Inc.	148,954	15,529,944

Total Long-Term Investments — 99.4% (Cost — $12,031,919,178)		19,101,341,775

Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL
Agency Shares, 2.63% (c)(d)(e)	82,268,695	82,301,603
BlackRock Cash Funds: Treasury, SL
Agency Shares, 2.37% (d)(e)	104,590,259	104,590,259

Total Short-Term Securities — 1.0% (Cost — $186,876,807)		186,891,862

Total Investments — 100.4% (Cost — $ 12,218,795,985)		19,288,233,637
Liabilities in Excess of Other Assets — (0.4)%		(81,012,960)

Net Assets — 100.0%		$19,207,220,677

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 7

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	98,827	—	(1,313)		97,514	$41,674,558	$321,796		$(203,113)	$3,585,363
BlackRock Cash Funds: Institutional, SL Agency Shares	118,748,723	—	(36,480,028	)(b)	82,268,695	82,301,603	236,586	(c)	26,306	12,218
BlackRock Cash Funds:
Treasury, SL Agency Shares	479,801,017	—	(375,210,758	)(b)	104,590,259	104,590,259	861,554		—	—

						$228,566,420	$1,419,936		$(176,807)	$3,597,581

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
MSCI	Morgan Stanley Capital International
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	859	06/21/19	$ 121,884	$ 1,134,693

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 8

Schedule of Investments (unaudited) (continued) March 31, 2019	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:	$19,101,341,775	$—	$—	$19,101,341,775
Common Stocks (a)
Short-Term Securities	186,891,862	—	—	186,891,862

	$19,288,233,637	$—	$—	$19,288,233,637

Derivative Financial Instruments (b)
Assets:
Equity contracts	$1,134,693	$—	$—	$1,134,693

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	MARCH 31, 2019 9